Contractual Commitments - Agreements of Extension of Concessions - Additional Information (Detail)					1 Months Ended		12 Months Ended
	Dec. 10, 2020	Oct. 02, 2013	Jul. 24, 2013	Oct. 23, 2012	Nov. 30, 2012	Apr. 30, 2011	Dec. 31, 2020	Dec. 31, 2019
Unconventional exploration concessions
Second Exploratiory Commitment Term	4 years
Province Of Chubut [member]
Unconventional exploration concessions
Exploitation concessions, extended term		30 years
Province of Neuquen [member] | Other concessions [member] | Bottom of range [member]
Unconventional exploration concessions
Expire period							2026
Province of Neuquen [member] | Other concessions [member] | Top of range [member]
Unconventional exploration concessions
Expire period							2027
Province of Neuquen [member] | Loma La Lata - Sierra Barrosa [Member]
Unconventional exploration concessions
Extended period			22 years
Province of Neuquen [member] | Loma La Lata - Sierra Barrosa areas [member]
Unconventional exploration concessions
Extended of additional period								10 years
Province of Mendoza [member]
Unconventional exploration concessions
Extended period						10 years
Province of Santa Cruz [member]
Unconventional exploration concessions
Extended period					25 years
Salta [Member]
Unconventional exploration concessions
Extended period				10 years